Pioneer Municipal High
Income Fund, Inc.

Schedule of Investments | July 31, 2021

Ticker Symbol: MHI

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 145.9%
	MUNICIPAL BONDS - 145.9% of Net Assets(a)
	Arizona - 2.4%
4,000,000(b)	City of Phoenix, 5.0%, 7/1/27	$4,881,040
2,230,000	City of Phoenix, Industrial Development Authority, 3rd & Indian School Assisted Living Project, 5.4%, 10/1/36	2,330,707
24,000	County of Pima, Industrial Development Authority, Arizona Charter Schools Project, Series C, 6.75%, 7/1/31	24,623
	Total Arizona	$7,236,370
	Arkansas - 0.9%
2,500,000	Arkansas Development Finance Authority, Big River Steel Project, 4.5%, 9/1/49 (144A)	$2,804,775
	Total Arkansas	$2,804,775
	California - 5.9%
1,000,000	California County Tobacco Securitization Agency, 5.0%, 6/1/49	$1,260,880
10,000,000(c)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series A, 6/1/46	2,434,900
2,000,000	California Educational Facilities Authority, Stanford University, Series U-7, 5.0%, 6/1/46	3,217,260
530,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A, 5.75%, 7/1/30	546,271
1,590,000(d)	California School Finance Authority, Classical Academies Project, Series A, 7.375%, 10/1/43	1,723,019
1,400,000	California Statewide Communities Development Authority, Lancer Plaza Project, 5.625%, 11/1/33	1,538,950
1,250,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/54	1,431,138
2,000,000(b)(d)	Los Angeles Community College District, Series G, 4.0%, 8/1/39	2,227,420
1,605,000	Los Angeles County Metropolitan Transportation Authority, Series A, 5.0%, 7/1/30	2,024,098
1,500,000(b)	State of California, 3.0%, 10/1/33	1,708,035
	Total California	$18,111,971
	Colorado - 2.3%
2,180,000	Board of Water Commissioners City & County of Denver, 4.0%, 9/15/42	$2,548,747
1,500,000(d)	Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Academy Project, 8.0%, 9/1/43	1,735,980
1,665,000(e)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.0%, 6/1/39 (144A)	2,638,342
	Total Colorado	$6,923,069
	Connecticut - 3.0%
3,465,000	Mohegan Tribal Finance Authority, 7.0%, 2/1/45 (144A)	$3,698,021
5,000,000(b)	State of Connecticut, Series E, 4.0%, 9/1/30	5,498,300
	Total Connecticut	$9,196,321
	District of Columbia - 3.3%
1,535,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.5%, 5/15/33	$1,722,270
6,000,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	6,225,900
10,000,000(c)	District of Columbia Tobacco Settlement Financing Corp., Capital Appreciation, Asset-Backed, Series A, 6/15/46	2,158,000
	Total District of Columbia	$10,106,170
	Florida - 6.5%
2,500,000	Collier County Water-Sewer District, 4.0%, 7/1/43	$3,089,475
2,500,000	County of Hillsborough FL, 3.0%, 8/1/46	2,740,150
5,000,000	County of Miami-Dade, Water & Sewer System Revenue, Series A, 4.0%, 10/1/44	5,730,050
275,000	Florida Development Finance Corp., 5.0%, 6/1/31	331,898
225,000	Florida Development Finance Corp., 5.0%, 6/1/35	268,157
1,800,000	Florida Development Finance Corp., 5.0%, 6/1/51	2,107,602
5,000,000	Florida’s Turnpike Enterprise, Department of Transportation, Series A, 4.0%, 7/1/34	5,491,350
	Total Florida	$19,758,682
	Georgia - 5.0%
7,010,000	Brookhaven Development Authority, 4.0%, 7/1/49	$8,255,397
2,500,000	County of Fulton GA Water & Sewerage Revenue, 2.25%, 1/1/42	2,537,300
4,000,000	Private Colleges & Universities Authority, Emory University, Series A, 5.0%, 10/1/43	4,378,200
	Total Georgia	$15,170,897
	Idaho - 1.6%
5,000,000	Power County Industrial Development Corp., FMC Corp. Project, 6.45%, 8/1/32	$5,033,650
	Total Idaho	$5,033,650
	Illinois - 9.7%
704,519(c)	Illinois Finance Authority, 11/15/52	$63,773
1,116,010(e)	Illinois Finance Authority, 4.0%, 11/15/52	1,209,141
3,500,000	Illinois Finance Authority, The Admiral at the Lake Project, 5.25%, 5/15/42	3,733,940
4,000,000	Illinois Finance Authority, The Admiral at the Lake Project, 5.5%, 5/15/54	4,289,120
1,000,000	Illinois Housing Development Authority, 2.15%, 10/1/41 (GNMA/FNMA/FHLMC COLL Insured)	1,004,410
1,610,000(f)	Metropolitan Pier & Exposition Authority, McCormick Place, 5.65%, 6/15/22 (NATL-RE Insured)	1,685,283
13,785,000(f)	Metropolitan Pier & Exposition Authority, McCormick Place, 5.65%, 6/15/22 (NATL-RE Insured)	14,451,367
1,000,000	Metropolitan Pier & Exposition Authority, McCormick Place, Series B, 5.0%, 6/15/52 (ST APPROP Insured)	1,036,970
1,485,000(f)	Metropolitan Pier & Exposition Authority, McCormick Place, Series B, 5.65%, 6/15/22 (NATL-RE Insured)	1,556,087
695,000	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	660,264
	Total Illinois	$29,690,355
	Indiana - 1.5%
2,000,000	City of Evansville, Silver Birch Evansville Project, 5.45%, 1/1/38	$2,049,860
1,500,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.375%, 1/1/38 (144A)	1,533,765
Principal Amount USD ($)		Value
	Indiana - (continued)
1,000,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.375%, 7/1/47	$1,156,160
	Total Indiana	$4,739,785
	Maine - 2.0%
1,400,000	City of Portland ME General Airport Revenue, 4.0%, 1/1/40	$1,649,074
4,480,000	Maine Turnpike Authority, Series A, 5.0%, 7/1/42	4,645,760
	Total Maine	$6,294,834
	Maryland - 3.1%
1,325,000	Maryland Health & Higher Educational Facilities Authority, City Neighbors, Series A, 6.75%, 7/1/44	$1,439,798
5,365,000	University System of Maryland, 4.0%, 4/1/43	6,577,758
1,250,000	Washington Suburban Sanitary Commission, 3.0%, 6/1/47 (CNTY GTD Insured)	1,370,538
	Total Maryland	$9,388,094
	Massachusetts - 16.4%
2,000,000(b)	City of Boston, Series A, 5.0%, 3/1/39	$2,570,620
4,000,000(b)	Commonwealth of Massachusetts, 3.0%, 3/1/49	4,346,080
7,000,000(c)	Massachusetts Bay Transportation Authority, Series A, 7/1/28	6,296,500
1,550,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/36	2,253,018
5,000,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/40	7,647,650
1,000,000	Massachusetts Development Finance Agency, Partners Healthcare System, 4.0%, 7/1/41	1,141,820
5,000,000	Massachusetts Development Finance Agency, Partner’s Healthcare System, Series S-1, 4.0%, 7/1/41	5,884,650
7,100,000	Massachusetts Development Finance Agency, WGBH Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	11,675,595
3,100,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/32	4,538,555
2,800,000(b)	Town of Arlington MA, 2.0%, 9/15/41	2,878,092
1,000,000(b)	Town of Plymouth MA, 2.0%, 5/1/34	1,032,420
	Total Massachusetts	$50,265,000
	Michigan - 1.3%
1,000,000	David Ellis Academy, 5.25%, 6/1/45	$1,076,880
2,640,000	Michigan State University, Series A, 5.0%, 8/15/41	2,860,387
	Total Michigan	$3,937,267
	Minnesota - 3.8%
1,000,000	City of Ham Lake, DaVinci Academy, Series A, 5.0%, 7/1/47	$1,060,370
1,000,000	City of Rochester, Health Care Facilities, Mayo Clinic, 4.0%, 11/15/48	1,165,560
2,300,000	City of Rochester, Mayo Clinic, Series B, 5.0%, 11/15/35	3,577,236
5,000,000(b)	State of Minnesota, Series B, 4.0%, 8/1/27	5,886,500
	Total Minnesota	$11,689,666
	Montana - 0.0%†
1,600,000(g)	Two Rivers Authority, Inc., 7.375%, 11/1/27	$122,560
	Total Montana	$122,560
	New Hampshire - 0.7%
1,000,000	New Hampshire Health & Education Facilities Authority Act, 5.0%, 8/1/59	$1,644,480
375,000	New Hampshire Health & Education Facilities Authority Act, Catholic Medical Centre, 3.75%, 7/1/40	420,769
	Total New Hampshire	$2,065,249
	New Jersey - 2.3%
1,000,000	New Jersey Economic Development Authority, Charter Marion P Thomas, 5.375%, 10/1/50 (144A)	$1,157,220
3,000,000	New Jersey Economic Development Authority, Continental Airlines, 5.25%, 9/15/29	3,186,870
2,500,000	New Jersey Economic Development Authority, Continental Airlines, 5.75%, 9/15/27	2,601,927
	Total New Jersey	$6,946,017
	New Mexico - 1.2%
650,000	County of Otero, Otero County Jail Project, 9.0%, 4/1/23	$641,875
2,960,000(e)	County of Otero, Otero County Jail Project, 9.0%, 4/1/28	2,923,000
	Total New Mexico	$3,564,875
	New York - 18.1%
3,000,000	Metropolitan Transportation Authority, 4.0%, 11/15/45	$3,522,630
2,000,000	Metropolitan Transportation Authority, 4.0%, 11/15/48	2,342,860
2,500,000	Metropolitan Transportation Authority, 5.0%, 11/15/33	3,288,500
2,000,000	Metropolitan Transportation Authority, 5.25%, 11/15/55	2,557,800
2,500,000	New York State Dormitory Authority, 3.0%, 3/15/41	2,751,150
4,865,000	New York State Dormitory Authority, 5.0%, 10/1/50	8,003,801
8,000,000	New York State Dormitory Authority, Series A, 4.0%, 7/1/41	9,481,280
2,500,000	New York State Dormitory Authority, Series A, 5.0%, 3/15/41	3,167,175
7,500,000	New York State Dormitory Authority, Series C, 5.0%, 3/15/39	8,353,350
1,500,000	New York State Dormitory Authority, Trustees of Columbia University, 5.0%, 10/1/45	2,374,230
2,000,000	New York State Thruway Authority, 4.0%, 3/15/41	2,432,300
3,000,000	New York State Urban Development Corp., 3.0%, 3/15/49	3,330,090
1,000,000	Troy Capital Resource Corp., 4.0%, 9/1/40	1,186,240
2,312,177	Westchester County Healthcare Corp., Series A, 5.0%, 11/1/44	2,475,555
	Total New York	$55,266,961
	North Carolina - 3.0%
2,500,000(b)	County of Mecklenburg NC, 2.0%, 3/1/41	$2,572,625
4,225,000(e)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.0%, 1/1/38 (144A)	6,520,950
	Total North Carolina	$9,093,575

Principal Amount USD ($)		Value
	North Dakota - 0.9%
2,525,000(d)	County of Burleigh, St. Alexius Medical Center, 5.0%, 7/1/38	$2,636,933
	Total North Dakota	$2,636,933
	Ohio - 1.9%
1,000,000	Buckeye Tobacco Settlement Financing Authority, 4.0%, 6/1/48	$1,171,250
1,000,000	Buckeye Tobacco Settlement Financing Authority, 5.0%, 6/1/55	1,176,250
1,000,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.45%, 1/1/38 (144A)	1,027,080
2,500,000(b)(d)	State of Ohio, Common Schools, Series B, 5.0%, 6/15/29	2,605,425
	Total Ohio	$5,980,005
	Oregon - 2.2%
1,000,000	Oregon Health & Science University, Series A, 5.0%, 7/1/42	$1,214,800
5,190,000(d)	Oregon Health & Science University, Series E, 5.0%, 7/1/32	5,419,087
	Total Oregon	$6,633,887
	Pennsylvania - 3.9%
3,000,000	Geisinger Authority, Geisinger Health System, series A-1, 5.0%, 2/15/45	$3,610,320
2,000,000	Pennsylvania Housing Finance Agency, 2.05%, 4/1/41	2,038,540
1,500,000	Pennsylvania Turnpike Commission, 5.25%, 12/1/44	1,948,110
1,000,000	Philadelphia Authority for Industrial Development, 5.0%, 11/15/50	1,109,490
500,000	Philadelphia Authority for Industrial Development, 5.5%, 6/1/49 (144A)	552,550
460,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Project, Series A, 6.625%, 6/1/50	500,728
2,000,000(d)	Philadelphia Authority for Industrial Development, Nueva Esperanze, Inc., 8.2%, 12/1/43	2,221,700
	Total Pennsylvania	$11,981,438
	Puerto Rico - 4.0%
6,255,000(b)(g)	Commonwealth of Puerto Rico, 8.0%, 7/1/35	$5,340,206
1,386,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.536%, 7/1/53	1,565,834
2,000,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.784%, 7/1/58	2,305,240
2,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.0%, 7/1/58	2,915,075
	Total Puerto Rico	$12,126,355
	Rhode Island - 2.8%
5,900,000(g)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$1,062,000
2,000,000	Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.0%, 9/1/37	2,354,220
1,000,000	Rhode Island Turnpike & Bridge Authority, 4.0%, 10/1/44	1,176,640
2,500,000(e)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.0%, 9/1/47 (144A)	4,085,500
	Total Rhode Island	$8,678,360
	South Carolina - 1.1%
2,850,000	City of Charleston SC Waterworks & Sewer System Revenue, 4.0%, 1/1/49	$3,436,017
	Total South Carolina	$3,436,017
	Texas - 9.5%
500,000	Arlington Higher Education Finance Corp., 5.45%, 3/1/49 (144A)	$588,185
1,000,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.0%, 3/1/34	1,119,630
1,000,000	City of Houston TX Combined Utility System Revenue, 4.0%, 11/15/35	1,240,310
1,490,000(b)	County of Harris, Series A, 5.0%, 10/1/26	1,771,193
5,000,000(b)(d)	Goose Creek Consolidated Independent School District, Series C, 4.0%, 2/15/26 (PSF-GTD Insured)	5,471,850
3,785,000	North Texas Tollway Authority, Series A, 5.0%, 1/1/35	4,356,156
1,500,000(d)	Red River Health Facilities Development Corp., MRC Crestview, Series A, 8.0%, 11/15/41	1,532,610
3,960,000(g)	Sanger Industrial Development Corp., Texas Pellets Project, Series B, 8.0%, 7/1/38	975,150
985,084	Texas Department of Housing & Community Affairs, 2.3%, 7/1/37 (FNMA HUD SECT 8 Insured)	1,027,361
350,000	Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31	474,659
2,000,000	Texas Water Development Board, 4.0%, 10/15/44	2,392,920
4,990,000	University of Texas System, Financing System, Series A, 5.0%, 8/15/49	8,044,479
	Total Texas	$28,994,503
	Utah - 0.4%
1,000,000	Salt Lake City Corp., Airport Revenue, Series B, 5.0%, 7/1/35	$1,235,500
	Total Utah	$1,235,500
	Virginia - 10.8%
5,000,000(b)	City of Alexandria VA, 3.0%, 7/15/46 (ST AID WITHHLDG Insured)	$5,590,350
1,000,000	City of Richmond VA Public Utility Revenue, 3.0%, 1/15/45	1,110,230
2,200,000(b)	County of Arlington, 4.0%, 8/15/35	2,588,300
1,415,000(b)	County of Fairfax, Series A, 4.0%, 10/1/33 (ST AID WITHHLDG Insured)	1,659,979
5,000,000	University of Virginia, Series A, 5.0%, 4/1/42	6,144,450
4,000,000(d)	Upper Occoquan Sewage Authority, 4.0%, 7/1/41	4,573,360
5,000,000	Virginia College Building Authority, Series A, 3.0%, 2/1/36	5,568,400
4,000,000	Virginia Commonwealth Transportation Board, Capital Projects, 3.0%, 5/15/37	4,489,160
1,000,000	Virginia Public Building Authority, 4.0%, 8/1/39	1,215,640
	Total Virginia	$32,939,869
	Washington - 10.5%
3,745,000	City of Seattle, Water System Revenue, 4.0%, 8/1/32	$4,370,377
2,500,000(b)	King County, Issaquah School District No. 411, 4.0%, 12/1/31 (SCH BD GTY Insured)	2,880,650
1,000,000(b)	State of Washington, 4.0%, 7/1/39	1,246,460
14,315,000(b)(c)	State of Washington, Motor Vehicle Sales Tax, Series C, 6/1/22 (NATL Insured)	14,254,591
3,285,000(e)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.0%, 1/1/45 (144A)	5,318,054
2,500,000	University of Washington, Series B, 5.0%, 6/1/29	2,932,225
1,150,000(d)	Washington State Housing Finance Commission, Mirabella Project, Series A, 6.75%, 10/1/47 (144A)	1,241,425
	Total Washington	$32,243,782
Principal Amount USD ($)		Value
	Wisconsin - 3.9%
1,500,000	Public Finance Authority, Gardner Webb University, 5.0%, 7/1/31 (144A)	$1,723,590
750,000	Public Finance Authority, Roseman University Health Sciences Project, 5.875%, 4/1/45	804,772
1,000,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.3%, 6/1/47	1,065,750
1,455,000(d)	Public Finance Authority, SearStone CCRC Project, Series A, 8.625%, 6/1/47	1,552,776
5,000,000	Wisconsin Department of Transportation, Series A, 5.0%, 7/1/28	5,658,750
1,220,000	Wisconsin Housing & Economic Development Authority, 2.95%, 3/1/42 (FNMA COLL Insured)	1,222,733
	Total Wisconsin	$12,028,371
	TOTAL MUNICIPAL BONDS
	(Cost $414,257,850)	$446,321,163
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 145.9%
	(Cost $414,257,850)	$446,321,163
	OTHER ASSETS AND LIABILITIES - (45.9)%	$(140,403,975)
	NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0%	$305,917,188

AMBAC	Ambac Assurance Corp.
CNTY GTD	County Guaranteed.
FHLMC COLL	Federal Home Loan Mortgage Corporation Collateral.
FNMA	Federal National Mortgage Association.
FNMA COLL	Federal National Mortgage Association Collateral.
FNMA HUD SECT 8	Federal National Mortgage Association U.S. Department of Housing and Urban Development Section 8.
GNMA	Government National Mortgage Association.
NATL	National Public Finance Guarantee Corp.
NATL-RE	National Public Finance Guarantee Corp. Reinsured.
PSF-GTD	Permanent School Fund Guaranteed.
RIB
Residual Interest Bond is purchased in a secondary market.  The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at July 31, 2021.

SCH BD GTY	School Board Guaranty.
ST AID WITHHLDG	State Aid Withholding.
ST APPROP	State Appropriations.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2021, the value of these securities amounted to $32,889,457, or 10.8% of net assets applicable to common shareowners.

†	Amount rounds to less than 0.1%.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	Represents a General Obligation Bond.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)
Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2021.
(f)	Escrow to maturity.
(g)	Security is in default.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2021, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$446,321,163	$–	$446,321,163
Total Investments in Securities	$–	$446,321,163	$–	$446,321,163
Other Financial Instruments
Variable Rate MuniFund Term Preferred Shares(a)	$–	$(145,000,000)	$–	$(145,000,000)
Total Other Financial Instruments	$–	$(145,000,000)	$–	$(145,000,000)

(a) The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statements purposes.

During the three months ended July 31, 2021, there were no transfers in or out of Level 3.